Related Party Transactions (Details) - USD ($)					1 Months Ended	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Apr. 22, 2025	Aug. 14, 2024	Feb. 21, 2024	Jun. 08, 2023	Nov. 30, 2020	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023		Jun. 25, 2025	May 22, 2025	Aug. 12, 2024	May 31, 2024	May 27, 2021
Related Party Transactions [Line Items]
Stock purchase price
Affiliate advanced						$ 15,600
Cantor Equity Partners, Inc. [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)						$ 10.15			$ 10.15
Stock issued during period shares private placement										$ 3,000,000	$ 3,000,000
Services fee									$ 3,500,000		$ 3,500,000
Gross proceeds received percentage	0.50%
Redeemed share price (in Dollars per share)									$ 0.15		$ 0.15
Receivable outstanding from the Sponsor						$ 11,000			$ 11,000		$ 0
Administrative fees expense						30,000	$ 16,452		90,000	16,452	46,129
Available-for-sale debt securities held in the trust account											101,976,000
Compensation expense											23,000
Accrued compensation payable											23,000
Cantor Equity Partners, Inc. [Member] | Administrative Support Agreement [Member]
Related Party Transactions [Line Items]
Administrative fees expense						30,000	$ 16,000		90,000	$ 16,000	46,000		0
Cantor Equity Partners, Inc. [Member] | Related Party Loans [Member]
Related Party Transactions [Line Items]
Loan amount						1,500,000			1,500,000		1,500,000
Cantor Equity Partners, Inc. [Member] | Pre-IPO Note [Member]
Related Party Transactions [Line Items]
Loan outstanding amount						$ 904,000			$ 904,000		$ 333,000							$ 287,000	$ 287,000
Sponsor [Member] | Cantor Equity Partners, Inc. [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)						$ 10.15			$ 10.15		$ 10.15
Loan amount						$ 1,750,000			$ 1,750,000		$ 1,750,000
Loan outstanding amount						0			$ 0		$ 1,000
Redeemed share price (in Dollars per share)									$ 0.15		$ 0.15
Payable outstanding											$ 1,000		0
Sponsor [Member] | Cantor Equity Partners, Inc. [Member] | Sponsor Convertible Note Subscription Agreement [Member]
Related Party Transactions [Line Items]
Aggregate principal amount																$ 12,791,000
Sponsor [Member] | Cantor Equity Partners, Inc. [Member] | Related Party Loans [Member]
Related Party Transactions [Line Items]
Loan amount																			$ 300,000
April Equity PIPE [Member] | Cantor Equity Partners, Inc. [Member]
Related Party Transactions [Line Items]
Gross proceeds received percentage									0.50%
June Equity PIPE [Member] | Cantor Equity Partners, Inc. [Member]
Related Party Transactions [Line Items]
Gross proceeds received percentage									2.00%
Tether and Bitfinex [Member] | Cantor Equity Partners, Inc. [Member]
Related Party Transactions [Line Items]
Gross proceeds received percentage									1.50%
April Equity PIPE and the Convertible Notes PIPE [Member] | Cantor Equity Partners, Inc. [Member]
Related Party Transactions [Line Items]
Gross proceeds received percentage									1.50%
Related Party [Member] | Cantor Equity Partners, Inc. [Member]
Related Party Transactions [Line Items]
Office space									$ 10,000		10,000
Payable outstanding											763
Affiliated Entity [Member]
Related Party Transactions [Line Items]
Due to affiliate						$ 15,600			$ 15,600
Sponsor Loan [Member] | Cantor Equity Partners, Inc. [Member]
Related Party Transactions [Line Items]
Loan outstanding amount											$ 333,000		$ 0
Class B Ordinary Shares [Member] | Cantor Equity Partners, Inc. [Member]
Related Party Transactions [Line Items]
Number of shares surrendered (in Shares)			3,593,750	7,906,250
Shares outstanding (in Shares)						2,500,000			2,500,000		2,500,000	[1]	2,875,000	[2]
Ordinary shares issued and outstanding percentage									20.00%
Shares issued (in Shares)						2,500,000			2,500,000		2,500,000	[1]	2,875,000	[2]
Price per share (in Dollars per share)															$ 0.0001
Shares forfeited by the shareholder (in Shares)			3,593,750	7,906,250
Class B Ordinary Shares [Member] | Founders Shares [Member] | Cantor Equity Partners, Inc. [Member]
Related Party Transactions [Line Items]
Number of shares sponsor purchased (in Shares)					14,375,000
Stock purchase price					$ 25,000
Class B Ordinary Shares [Member] | Sponsor [Member] | Cantor Equity Partners, Inc. [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)					14,375,000
Class B Ordinary Shares [Member] | Maximum [Member] | Cantor Equity Partners, Inc. [Member]
Related Party Transactions [Line Items]
Shares outstanding (in Shares)				14,375,000		14,375,000			14,375,000		14,375,000
Class B Ordinary Shares [Member] | Minimum [Member] | Cantor Equity Partners, Inc. [Member]
Related Party Transactions [Line Items]
Shares outstanding (in Shares)			2,875,000			2,875,000			2,875,000		2,875,000
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Shares outstanding (in Shares)						1		1	1
Shares issued (in Shares)						1		1	1
Price per share (in Dollars per share)																	$ 10
Class A Ordinary Shares [Member] | Cantor Equity Partners, Inc. [Member]
Related Party Transactions [Line Items]
Shares outstanding (in Shares)						300,000			300,000		300,000		300,000
Shares issued (in Shares)						300,000			300,000		300,000		300,000
Price per share (in Dollars per share)						$ 12			$ 12		$ 12					$ 10
Trading days						150 days					150 days
Conversion price per share (in Dollars per share)									$ 10		$ 10
Class A Ordinary Shares [Member] | Maximum [Member] | Cantor Equity Partners, Inc. [Member]
Related Party Transactions [Line Items]
Trading days						30 days					30 days
Class A Ordinary Shares [Member] | Minimum [Member] | Cantor Equity Partners, Inc. [Member]
Related Party Transactions [Line Items]
Trading days						20 days					20 days
Over-Allotment Option [Member] | Cantor Equity Partners, Inc. [Member]
Related Party Transactions [Line Items]
Ordinary shares issued and outstanding percentage		20.00%
Over-Allotment Option [Member] | Class B Ordinary Shares [Member] | Cantor Equity Partners, Inc. [Member]
Related Party Transactions [Line Items]
Number of shares surrendered (in Shares)		375,000
Ordinary shares issued and outstanding percentage		20.00%
Shares forfeited by the shareholder (in Shares)		375,000
Over-Allotment Option [Member] | Class A Ordinary Shares [Member] | Cantor Equity Partners, Inc. [Member]
Related Party Transactions [Line Items]
Number of shares sponsor purchased (in Shares)		1,500,000									1,500,000
IPO [Member] | Cantor Equity Partners, Inc. [Member]
Related Party Transactions [Line Items]
Ordinary shares issued and outstanding percentage		20.00%
Stock issued during period shares private placement		$ 100,000,000
IPO [Member] | Cantor Equity Partners, Inc. [Member] | Pre-IPO Note [Member]
Related Party Transactions [Line Items]
Loan outstanding amount											$ 0		$ 182,000
IPO [Member] | Class B Ordinary Shares [Member] | Cantor Equity Partners, Inc. [Member]
Related Party Transactions [Line Items]
Shares outstanding (in Shares)		2,500,000
Ordinary shares issued and outstanding percentage		20.00%									20.00%
Shares issued (in Shares)		2,500,000
IPO [Member] | Class A Ordinary Shares [Member] | Cantor Equity Partners, Inc. [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)		$ 10									$ 10
Stock issued during period shares private placement									$ 3,000,000		$ 3,000,000
Private Placement [Member] | Cantor Equity Partners, Inc. [Member]
Related Party Transactions [Line Items]
Number of shares sponsor purchased (in Shares)		300,000									300,000
Price per share (in Dollars per share)		$ 10									$ 10
Trading days		30 days									30 days
Stock issued during period shares private placement		$ 3,000,000									$ 3,000,000

[1]	The number of shares and the amount reflect 375,000 Class B ordinary shares surrendered by the Sponsor for no consideration on August 14, 2024 (See Note 7).
[2]	The number of shares and the amount have been retroactively adjusted to reflect the recapitalization of the Company in the form of the cancellation of 3,593,750 Class B ordinary shares on February 21, 2024 (See Note 7).